Annual Total Returns- Vanguard Dividend Appreciation Index Fund (Admiral) [BarChart] - Admiral - Vanguard Dividend Appreciation Index Fund - Admiral Shares	2014	2015	2016	2017	2018	2019	2020
Total	10.04%	(1.93%)	11.79%	22.22%	(2.03%)	29.68%	15.46%